Summary of Significant Accounting Policies - Summary of Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition [Line Items]
Revenue	$ 6,195	$ 4,478	$ 11,702	$ 9,296	$ 20,274	$ 11,798
On Demand
Revenue Recognition [Line Items]
Revenue	5,147	3,270	9,822	6,827	15,950	6,445
Scheduled
Revenue Recognition [Line Items]
Revenue	$ 1,048	$ 1,208	$ 1,880	$ 2,469	$ 4,324	$ 5,353